Expense Example - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Premium Class
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 31
3 years	109
5 years	198
10 years	$ 459